Cohen and Steers Natural Resources Active ETF Performance Management - Cohen and Steers Natural Resources Active ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Performance information for the Fund from February 4, 2025 (commencement of operations) through March 31, 2025, is available in the Financial Highlights section of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.Performance information can be obtained by calling toll-free (866) 737-6370 or visiting https://www.cohenandsteers.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Performance information for the Fund from February 4, 2025 (commencement of operations) through March 31, 2025, is available in the Financial Highlights section of this Prospectus.
Performance Availability Website Address [Text]	https://www.cohenandsteers.com
Performance Availability Phone [Text]	(866) 737-6370